DEBT - NR Satu Facility Narrative (Details)	1 Months Ended
	Mar. 31, 2018 USD ($) tranche	Dec. 31, 2012 USD ($) tranche	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Value of deposit secured against loan			$ 182,261,000	$ 172,444,000
NR Satu Facility
Debt Instrument [Line Items]
Term of loan		7 years
Debt Instrument, Face Amount		$ 175,000,000.0
Number of tranches | tranche		2
Line of credit			74,100,000
NR Satu Facility | Secured Debt
Debt Instrument [Line Items]
Value of deposit secured against loan			$ 9,543,000	$ 10,209,000
NR Satu Facility | Term Loan Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 155,000,000.0
Final balloon payment		52,500,000
NR Satu Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 20,000,000.0
New NR Satu Facility
Debt Instrument [Line Items]
Number of tranches | tranche	2
New NR Satu Facility | Term Loan Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 155,000,000.0
New NR Satu Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 20,000,000.0
London Interbank Offered Rate (LIBOR) | NR Satu Facility
Debt Instrument [Line Items]
Margin on LIBOR		3.50%
London Interbank Offered Rate (LIBOR) | New NR Satu Facility
Debt Instrument [Line Items]
Margin on LIBOR	2.35%